Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Allowance for doubtful accounts receivable	$ 10,000	$ 24,600	$ 8,700
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,500,000	2,500,000	2,500,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	60,057,846	59,979,954	37,760,628
Common stock, shares outstanding	60,057,846	59,979,954	37,760,628
Notes Payable, Other Payables [Member]
Discount on convertible debentures, current	274,500
Convertible Debt [Member]
Discount on convertible debentures, current		184,750	0
Class A convertible preferred stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	800,000	800,000
Preferred stock, shares issued	442,888	0
Preferred stock, shares outstanding	442,888	0
Preferred Stock, Liquidation Preference, Value	$ 5,509,557